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ABIGAIL J. MURRAY ATTORNEY AT LAW amurray@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

May 20, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Quality Municipal Fund, Inc. (the “Registrant”);
File No. 811-06091

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the merger of American Municipal Income Portfolio Inc. into the Registrant. This filing is one of four filings that are related to the integration of the First American Funds into the Nuveen Funds, which commenced filing on May 16, 2014. A summary of those filings is attached as Appendix A.

In addition, this filing includes proposals related to the change of control of Nuveen Investments, Inc., the parent company of the adviser and sub-adviser to the Registrant and the current sub-adviser to the target fund in the merger described in the Form N-14. These proposals are substantially identical to proposals included in proxy statements on Schedule 14A and registration statements on Form N-14 being filed for all funds in the Nuveen complex, which commenced filing on May 16, 2014. By separate correspondence, we have provided more detailed information regarding any variances among the change of control proposals contained in the proxy statements and registration statements set forth on Appendix A compared to the model language contained in the proxy statements for the Nuveen closed-end funds as filed by Skadden Arps, which commenced filing on May 16, 2014.

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.

May 20, 2014

Please contact the undersigned at (312) 609-7796 if you have questions or comments regarding the filing.

Very truly yours, /s/ Abigail J. Murray

AM/kb

May 20, 2014

Appendix A

Filings Related to Adoption of First American Funds

Proxy Statement on Schedule 14A

American Income Fund, Inc. (MRF), CIK: 0000838131, 811-05642

Target Filing Date: 5/19/14

Registration Statements on Form N-14

1. Registrant: Nuveen Investment Quality Municipal Fund, Inc. (NQM), CIK: 0000862716, 811-06091

Target Filing Date: 5/19/14.

2. Diversified Real Asset Income Fund (newly formed shell fund), CIK: 0001598085, 811-22936

Target Filing Date: 5/16/14

3. Nuveen Minnesota Municipal Income Fund (newly formed shell fund), CIK: 0001607997, 811-22967

Target Filing Date: 5/16/14